Group employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number and Average Number of Employees [Line Items]
Average number of employees	74,583	74,617
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	24,293	26,408
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	50,290	48,209
Subsidiaries | U.S.
Number and Average Number of Employees [Line Items]
Average number of employees	4,377	4,021
Subsidiaries | AME
Number and Average Number of Employees [Line Items]
Average number of employees	32,747	31,090
Subsidiaries | APMEA
Number and Average Number of Employees [Line Items]
Average number of employees	13,166	13,098